Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE TABLE

							Value of Initial Fixed $100 Investment Based On(4)
Year(1)	Summary Compensation Table Total for PEO 1(2) ($)	Summary Compensation Table Total for PEO 2(2) ($)	Compensation Actually Paid to PEO 1(3) ($)	Compensation Actually Paid to PEO 2(3) ($)	Average Summary Compensation Table Total for Other NEOs(2) ($)	Average Compensation Actually Paid to Other NEOs(3) ($)	Total Share- holder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income ($000)	Adjusted EBITDA(6) ($000)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2023	—	3,058,576	—	2,152,769	1,262,912	932,504	101.7	87.1	133,137	481,741
2022	—	2,057,159	—	2,830,554	1,134,725	1,453,939	116.05	111.98	77,795	435,463
2021	—	1,074,687	—	197,417	563,282	194,105	106.41	208.65	76,077	401,444
2020	1,842,741	2,405,763	3,388,339	3,986,154	1,294,262	1,725,013	121.15	302.04	101,806	420,159

(1)	Isaac Angel served as our Chief Executive Officer, also referred to as our Principal Executive Officer (“PEO”), until July 1, 2020, when he was succeeded by Doron Blachar. Mr. Blachar has served as the PEO since July 1, 2020 and for the entirety of 2023, 2022, 2021 and 2020. Mr. Angel is labeled as “PEO 1” and Mr. Blachar as “PEO 2.” Our other NEOs for the applicable fiscal years are labeled as “Other NEOs” and are as follows:
•	2023: Assaf Ginzburg, Shimon Hatzir, Ofer Ben Yosef and Jessica Woelfel.
•	2022: Assaf Ginzburg, Shlomi Argas, Shimon Hatzir and Ofer Ben Yosef.
•	2021: Assaf Ginzburg, Shlomi Argas, Shimon Hatzir and Ofer Ben Yosef.
•	2020: Assaf Ginzburg, Shlomi Argas, Zvi Krieger and Hezi Kattan.

(2)	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of Mr. Angel (PEO 1 for 2020) and Mr. Blachar (PEO 2 for 2020, and otherwise the sole PEO for subsequent years), and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs.

(3)	Amounts reported in these columns represent the amount of “Compensation Actually Paid” (“CAP”) as computed in accordance with Item 402(v) of Regulation S-K. A reconciliation of the adjustments for PEOs and for the average of the Other NEOs is set forth in the following table. The CAP amounts do not reflect the actual amount of compensation earned by or paid to the PEOs or Other NEOs in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each applicable executive officer’s total compensation reported in the SCT for each year to determine the CAP:

	2023		2022		2021		2020
	PEO D. Blachar	Average Other NEOs	PEO D. Blachar	Average Other NEOs	PEO D. Blachar	Average Other NEOs	PEO 1 I. Angel	PEO 2 D. Blachar	Average Other NEOs
Summary Compensation Table Total	$3,058,576	$1,262,912	$2,057,159	$1,134,725	$1,074,687	$563,282	$1,842,741	$2,405,763	$1,294,262
Less Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year	(1,800,000)	(625,000)	(900,000)	(468,750)	—	—	—	(1,500,000)	(787,500)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,542,619	535,630	1,286,723	661,194	—	—	—	2,808,248	1,149,132
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(470,447)	(197,457)	319,048	136,611	(658,791)	(310,336)	1,379,542	281,057	198,868
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Year	—	—	—	—	—	—	—	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(177,979)	(43,582)	67,624	(9,840)	(218,479)	(58,841)	166,056	(8,914)	(129,749)
Less Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited Due to Failure to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—	—	—	—
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—	—	—	—
Compensation Actually Paid	2,152,769	932,504	2,830,554	1,453,939	197,417	194,105	3,388,339	3,986,154	1,725,013

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.

(4)	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The TSR assumes $100 was invested at the close of market on December 31, 2019 in our Common Stock, and assumes the reinvestment of any dividends.

(5)	“Peer Group” represents the PBW - Invesco WilderHill Clean Energy ETF. The Peer Group TSR assumes $100 was invested at the close of market on December 31, 2019 in the stocks of the companies included in the PBW - Invesco WilderHill Clean Energy ETF, and assumes the reinvestment of any dividends.

(6)	Adjusted EBITDA is defined as net income before interest, taxes, depreciation and amortization and accretion, adjusted for the following: (i) mark-to-market gains or losses from accounting for derivatives; (ii) stock-based compensation; (iii) merger and acquisition transaction costs; (iv) gain or loss from extinguishment of liabilities; (v) cost related to a settlement agreement; (vi) non-cash impairment charges; (vii) write-off of unsuccessful exploration activities; and (vii) other unusual or non-recurring items.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	Isaac Angel served as our Chief Executive Officer, also referred to as our Principal Executive Officer (“PEO”), until July 1, 2020, when he was succeeded by Doron Blachar. Mr. Blachar has served as the PEO since July 1, 2020 and for the entirety of 2023, 2022, 2021 and 2020. Mr. Angel is labeled as “PEO 1” and Mr. Blachar as “PEO 2.” Our other NEOs for the applicable fiscal years are labeled as “Other NEOs” and are as follows:
•	2023: Assaf Ginzburg, Shimon Hatzir, Ofer Ben Yosef and Jessica Woelfel.
•	2022: Assaf Ginzburg, Shlomi Argas, Shimon Hatzir and Ofer Ben Yosef.
•	2021: Assaf Ginzburg, Shlomi Argas, Shimon Hatzir and Ofer Ben Yosef.
•	2020: Assaf Ginzburg, Shlomi Argas, Zvi Krieger and Hezi Kattan.

Peer Group Issuers, Footnote [Text Block]

(5)	“Peer Group” represents the PBW - Invesco WilderHill Clean Energy ETF. The Peer Group TSR assumes $100 was invested at the close of market on December 31, 2019 in the stocks of the companies included in the PBW - Invesco WilderHill Clean Energy ETF, and assumes the reinvestment of any dividends.

Adjustment To PEO Compensation, Footnote [Text Block]

(3)	Amounts reported in these columns represent the amount of “Compensation Actually Paid” (“CAP”) as computed in accordance with Item 402(v) of Regulation S-K. A reconciliation of the adjustments for PEOs and for the average of the Other NEOs is set forth in the following table. The CAP amounts do not reflect the actual amount of compensation earned by or paid to the PEOs or Other NEOs in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each applicable executive officer’s total compensation reported in the SCT for each year to determine the CAP:

	2023		2022		2021		2020
	PEO D. Blachar	Average Other NEOs	PEO D. Blachar	Average Other NEOs	PEO D. Blachar	Average Other NEOs	PEO 1 I. Angel	PEO 2 D. Blachar	Average Other NEOs
Summary Compensation Table Total	$3,058,576	$1,262,912	$2,057,159	$1,134,725	$1,074,687	$563,282	$1,842,741	$2,405,763	$1,294,262
Less Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year	(1,800,000)	(625,000)	(900,000)	(468,750)	—	—	—	(1,500,000)	(787,500)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,542,619	535,630	1,286,723	661,194	—	—	—	2,808,248	1,149,132
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(470,447)	(197,457)	319,048	136,611	(658,791)	(310,336)	1,379,542	281,057	198,868
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Year	—	—	—	—	—	—	—	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(177,979)	(43,582)	67,624	(9,840)	(218,479)	(58,841)	166,056	(8,914)	(129,749)
Less Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited Due to Failure to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—	—	—	—
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—	—	—	—
Compensation Actually Paid	2,152,769	932,504	2,830,554	1,453,939	197,417	194,105	3,388,339	3,986,154	1,725,013

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,262,912	$ 1,134,725	$ 563,282	$ 1,294,262
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 932,504	1,453,939	194,105	1,725,013
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	Amounts reported in these columns represent the amount of “Compensation Actually Paid” (“CAP”) as computed in accordance with Item 402(v) of Regulation S-K. A reconciliation of the adjustments for PEOs and for the average of the Other NEOs is set forth in the following table. The CAP amounts do not reflect the actual amount of compensation earned by or paid to the PEOs or Other NEOs in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each applicable executive officer’s total compensation reported in the SCT for each year to determine the CAP:

	2023		2022		2021		2020
	PEO D. Blachar	Average Other NEOs	PEO D. Blachar	Average Other NEOs	PEO D. Blachar	Average Other NEOs	PEO 1 I. Angel	PEO 2 D. Blachar	Average Other NEOs
Summary Compensation Table Total	$3,058,576	$1,262,912	$2,057,159	$1,134,725	$1,074,687	$563,282	$1,842,741	$2,405,763	$1,294,262
Less Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year	(1,800,000)	(625,000)	(900,000)	(468,750)	—	—	—	(1,500,000)	(787,500)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,542,619	535,630	1,286,723	661,194	—	—	—	2,808,248	1,149,132
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(470,447)	(197,457)	319,048	136,611	(658,791)	(310,336)	1,379,542	281,057	198,868
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Year	—	—	—	—	—	—	—	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(177,979)	(43,582)	67,624	(9,840)	(218,479)	(58,841)	166,056	(8,914)	(129,749)
Less Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited Due to Failure to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—	—	—	—
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—	—	—	—
Compensation Actually Paid	2,152,769	932,504	2,830,554	1,453,939	197,417	194,105	3,388,339	3,986,154	1,725,013

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between CAP and TSR

As required by SEC rules, the graph below reflects the relationship between (i) the CAP of the PEO and average CAP of the other NEOs, (ii) our TSR, and (iii) our Peer Group TSR for each of the fiscal years covered by the Pay Versus Performance Table.

Relationship between CAP and TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and GAAP Net Income

As required by SEC rules, the graph below reflects the relationship between (i) the CAP of the PEO and average CAP of the Other NEOs and (ii) our GAAP Net Income for each of the fiscal years covered by the Pay Versus Performance Table.

Relationship between CAP and GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between CAP and Adjusted EBITDA (our Company-Selected Measure)

As required by SEC rules, the graph below reflects the relationship between (i) the CAP of the PEO and average CAP of the Other NEOs and (ii) our Adjusted EBITDA for each of the fiscal years covered by the Pay Versus Performance Table.

Relationship between CAP and Adjusted EBITDA

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between CAP and TSR

As required by SEC rules, the graph below reflects the relationship between (i) the CAP of the PEO and average CAP of the other NEOs, (ii) our TSR, and (iii) our Peer Group TSR for each of the fiscal years covered by the Pay Versus Performance Table.

Relationship between CAP and TSR

Tabular List [Table Text Block]

TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link NEO compensation to Company performance. Each performance metric below is used for purposes of determining payouts under either our Management Plan or vesting of our PSUs. Please see “Compensation Discussion and Analysis” for a further description of these performance metrics (including, in the case of Adjusted EBITDA, how it is calculated) and how they are used in our executive compensation program. As noted above, we do not in practice use any performance measures to link “compensation actually paid” (as calculated herein) to Company performance. However, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation, as more fully described in “Compensation Discussion and Analysis.”

Most Important Financial Performance Measures
Adjusted EBITDA
Revenue
Relative TSR
Megawatt Growth

Total Shareholder Return Amount	[3]	$ 101.7	116.05	106.41	121.15
Peer Group Total Shareholder Return Amount	[3],[4]	87.1	111.98	208.65	302.04
Net Income (Loss) Attributable to Parent		$ 133,137,000	$ 77,795,000	$ 76,077,000	$ 101,806,000
Company Selected Measure Amount	[5]	481,741,000	435,463,000	401,444,000	420,159,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Megawatt Growth
Non-PEO NEO [Member] | Less Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (625,000)	$ (468,750)		$ (787,500)
Non-PEO NEO [Member] | Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		535,630	661,194		1,149,132
Non-PEO NEO [Member] | Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(197,457)	136,611	(310,336)	198,868
Non-PEO NEO [Member] | Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(43,582)	(9,840)	(58,841)	(129,749)
Non-PEO NEO [Member] | Less Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited Due to Failure to Meet Vesting Conditions in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Isaac Angel
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]				1,842,741
PEO Actually Paid Compensation Amount	[2]				$ 3,388,339
PEO Name					Isaac Angel
Isaac Angel | PEO [Member] | Less Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Isaac Angel | PEO [Member] | Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Isaac Angel | PEO [Member] | Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,379,542
Isaac Angel | PEO [Member] | Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Isaac Angel | PEO [Member] | Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					166,056
Isaac Angel | PEO [Member] | Less Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited Due to Failure to Meet Vesting Conditions in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Isaac Angel | PEO [Member] | Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Doron Blachar
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	3,058,576	2,057,159	1,074,687	2,405,763
PEO Actually Paid Compensation Amount	[2]	$ 2,152,769	$ 2,830,554	$ 197,417	$ 3,986,154
PEO Name		Doron Blachar	Doron Blachar	Doron Blachar	Doron Blachar
Doron Blachar | PEO [Member] | Less Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,800,000)	$ (900,000)		$ (1,500,000)
Doron Blachar | PEO [Member] | Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,542,619	1,286,723		2,808,248
Doron Blachar | PEO [Member] | Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(470,447)	319,048	(658,791)	281,057
Doron Blachar | PEO [Member] | Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Doron Blachar | PEO [Member] | Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(177,979)	67,624	(218,479)	(8,914)
Doron Blachar | PEO [Member] | Less Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited Due to Failure to Meet Vesting Conditions in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Doron Blachar | PEO [Member] | Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of Mr. Angel (PEO 1 for 2020) and Mr. Blachar (PEO 2 for 2020, and otherwise the sole PEO for subsequent years), and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs.
[2]	Amounts reported in these columns represent the amount of “Compensation Actually Paid” (“CAP”) as computed in accordance with Item 402(v) of Regulation S-K. A reconciliation of the adjustments for PEOs and for the average of the Other NEOs is set forth in the following table. The CAP amounts do not reflect the actual amount of compensation earned by or paid to the PEOs or Other NEOs in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each applicable executive officer’s total compensation reported in the SCT for each year to determine the CAP:
[3]	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The TSR assumes $100 was invested at the close of market on December 31, 2019 in our Common Stock, and assumes the reinvestment of any dividends.
[4]	“Peer Group” represents the PBW - Invesco WilderHill Clean Energy ETF. The Peer Group TSR assumes $100 was invested at the close of market on December 31, 2019 in the stocks of the companies included in the PBW - Invesco WilderHill Clean Energy ETF, and assumes the reinvestment of any dividends.
[5]	Adjusted EBITDA is defined as net income before interest, taxes, depreciation and amortization and accretion, adjusted for the following: (i) mark-to-market gains or losses from accounting for derivatives; (ii) stock-based compensation; (iii) merger and acquisition transaction costs; (iv) gain or loss from extinguishment of liabilities; (v) cost related to a settlement agreement; (vi) non-cash impairment charges; (vii) write-off of unsuccessful exploration activities; and (vii) other unusual or non-recurring items.